Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 71,828	₩ 79,174
Gross liabilities offset	(20,735)	(2,164)
Net amounts presented in the statement of financial position	51,093	77,010
Amounts not offset, Financial instruments	(42,999)	(59,150)
Net amount	8,094	17,860
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	71,680	78,415
Gross liabilities offset	(20,588)	(1,407)
Net amounts presented in the statement of financial position	51,092	77,008
Amounts not offset, Financial instruments	(42,998)	(59,148)
Net amount	8,094	17,860
Other financial assets [Member]
Disclosure of offsetting of financial assets [line items]
Gross assets	148	759
Gross liabilities offset	(147)	(757)
Net amounts presented in the statement of financial position	1	2
Amounts not offset, Financial instruments	₩ (1)	₩ (2)